Investments (Components of Net Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities, Gain (Loss)
Fixed maturity securities — net gains (losses) on sales and disposals	$ (25)	$ (40)	$ (59)
Equity securities — net gains (losses) on sales and disposals	26	10	18
Other net investment gains (losses):
Mortgage Loans	(9)	6	(11)
Real estate and real estate joint ventures	4	(34)	98
Other limited partnership interests	(11)	(7)	(1)
Other	(5)	11	0
Subtotal portfolio gains (losses)	(25)	(78)	11
FVO CSEs - changes in estimated fair value:
Commercial mortgage loans	(3)	(2)	(7)
Long-term debt — related to commercial mortgage loans	1	1	4
Non-investment portfolio gains (losses)	(1)	1	(1)
Subtotal	(3)	0	(4)
Total net investment gains (losses)	(28)	(78)	7
Industrial
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	(16)	(3)
Consumer
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	0	(8)
Utility
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	0	(6)
Fixed Maturity Securities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(1)	(22)	(31)
Net investment gains (losses)	(26)	(62)	(90)
U.S. corporate and foreign corporate securities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	(16)	(17)
RMBS
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	(6)	(14)
State and political subdivision
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(1)	0	0
Equity securities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(4)	(2)	(3)
Net investment gains (losses)	$ 22	$ 8	$ 15